William Blair Funds

24 f (2) NT

File Number 811-05344

December 31, 2017

1	William Blair Funds
	150 North Riverside Plaza
	Chicago, IL 60606

2			X

3	Investment Company Act File Number:	811-05344

	Securities Act File Number:	033-17463

4(a)	December 31, 2017

4(b)

4(c)

5
	(i)		$3,309,284,583

	(ii)	$4,456,792,905

	(iii)	$870,494,313

	(iv)		$5,327,287,218

	(v)		$0

	(vi)	-$2,018,002,635

	(vii)		0.01245%

	(viii)		$0.00

6	Not applicable

7			0

8			$0.00

9	Not applicable	Not applicable

by	/s/ Colette M. Garavalia
	Principal Financial Officer

	March 9, 2018